Other Operating Income and Expenses - Details of Other Operating Income and Expenses (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other operating income
Recovery of allowance for other bad debt accounts	₩ 18,080	₩ 7,641	₩ 5,144
Gain on disposals of assets held for sale	4,801	1,312	55,262
Gain on disposals of investment in subsidiaries, associates and joint ventures	14,235	197,088	13,904
Gain on disposals of property, plant and equipment	26,533	9,387	18,502
Gain on valuation of firm commitment	46,918	11,499	181,645
Reversal of other provisions	15,834	8,578	5,245
Gain on insurance claim	157,552	13,117	237,565
Gain on bargain purchase	0	41,072	0
Gain on disposals of emission rights	2	25,998	5,181
Miscellaneous Income	90,485	77,946	64,235
Others	12,665	8,348	10,478
Other operating income	387,105	401,986	597,161
Other operating expenses
Other bad debt expenses	(68,979)	(291,340)	(14,968)
Loss on disposals of assets held for sale	(33,943)	(103,366)	(3,964)
Loss on disposals of investments in subsidiaries, associates and joint ventures	(73,428)	(18,843)	(12,400)
Loss on disposals of property, plant and equipment	(85,149)	(125,823)	(111,082)
Impairment loss on property, plant and equipment	(608,122)	(275,846)	(213,183)
Impairment loss on intangible assets	(47,993)	(129,907)	(370,663)
Loss on valuation of firm commitment	(40,383)	(47,448)	(156,183)
Idle tangible asset expenses	(3,047)	(3,703)	(18,184)
Increase to provisions	(84,689)	(38,395)	(88,857)
Donations	(75,261)	(67,393)	(80,558)
Miscellaneous losses	(46,233)	(92,870)	(63,812)
Others	(16,649)	(749)	(4,799)
Other operating expenses	₩ (1,183,876)	₩ (1,195,683)	₩ (1,138,653)